PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

At cost
Leasehold buildings	1,523	1,533
Leasehold improvement	184	186
Tools and equipment	52	52
Furniture, fixtures and fittings	266	267
Office equipment	37	37
Computer equipment	75	76
Motor vehicles	1,064	1,012
Air-conditioner	64	65
Machinery equipment	1,286	1,294

	4,551	4,522
Less: accumulated depreciation	(2,581)	(2,393)

Property and equipment, net	1,970	2,129